INCOME PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Weighted average number of shares outstanding (thousands) (in shares)	121,769	120,137
Adjustments for dilutive instruments:
Stock options (thousands) (in shares)	892	1,217
Diluted weighted average number of shares outstanding (thousands) (in shares)	122,661	121,354